CONSOLIDATED SEGMENT DATA	12 Months Ended
Dec. 31, 2017
CONSOLIDATED SEGMENT DATA [Text Block]

20. CONSOLIDATED SEGMENT DATA

Segment information is consistent with how management reviews the businesses, makes investing and resource allocation decisions, and assesses operating performance. Transfers and sales between reportable segments, if any, are recorded at cost. All sales occurred in China since our revenue-generating operations are located in China.

Selected information by segment is presented in the following tables for the years ended December 31, 2017, 2016, and 2015.

	2017	2016	2015
Revenues (1)
TIT Segment	$1,239,002	$1,488,882	$2,970,952
CBT Segment	16,950,272	8,704,708	7,313,916
	$18,189,274	$10,193,590	$10,284,868

(1) Revenues by operating segments exclude intercompany transactions.

	2017	2016	2015
Income (loss) from operations:
TIT Segment	$(979,973)	$(3,452,860)	$(2,593,743)
CBT Segment	1,934,001	(8,983,828)	(22,238,917)
Corporate and others (2)	(1,404,731)	(2,141,240)	(2,130,697)
Loss from operations	(450,703)	(14,577,928)	(26,963,357)
Corporate other (expenses) income, net	758,073	(3,441,369)	31,271,674
Corporate interest income	7,900	17,420	76,716
Corporate interest expense	(450,024)	(498,931)	(3,116,777)
Corporate warrant income (expense)	3,720	34,175	(5,657,988)
Loss from continuing operations before income taxes	(131,034)	(18,466,633)	(4,389,732)

Income tax benefit (expense)	1,070,343	(57,844)	(4,305,028)

Income (loss) from continuing operations	939,309	(18,524,477)	(8,694,760)
Income (loss) from discontinued operations, net of taxes	-	-	1,498,971
Net income (loss)	939,309	(18,524,477)	(7,195,789)

Net (income) lo ss attributable to the non-controlling interest	(80,704)	353,876	(308,473)
Net income (loss) attributable to the Company	$858,605	$(18,170,601)	$(7,504,262)

(2) Includes non-cash compensation, professional fees and consultancy fees for the Company.

Non-cash employee compensation by segment as of December 31, 2017, 2016, and 2015 are as follows:

	2017	2016	2015
Non-cash employee compensation:
TIT Segment	$-	$-	$-
CBT Segment	-	-	-
Corporate and others	487,407	273,102	102,282
	$487,407	$273,102	$102,282

Depreciation and amortization by segment for the years ended December 31, 2017, 2016, and 2015 are as follows:

	2017	2016	2015
Depreciation and amortization:
TIT Segment	$36,018	$48,155	$90,379
CBT Segment	2,820,888	2,513,780	2,332,037
Corporate and others	-	19,821	119,078
	$2,856,906	$2,581,756	$2,541,494

	2017	2016	2015
Provisions for bad debt allowance on accounts receivable, other receivable and advances to supplier; :
TIT Segment	$273,706	$918,960	$910,824
CBT Segment	148,682	1,076,086	1,748,675
Corporate and others	-	-	-
	$422,388	$1,995,046	$2,659,499

	2017	2016	2015
Inventory obsolescence provision:
TIT Segment	$158,357	$278,233	$226,943
CBT Segment	18,213	46,348	47,720
	$176,570	$324,581	$274,663

	2017	2016	2015
Impairment of intangible assets and goodwill
TIT Segment	$-	$-	$7,851,987
CBT Segment	$-	4,442,367	1,066,440
	$-	$4,442,367	$8,918,427

	2017	2016	2015
Impairment of property, plant and equipment
TIT Segment	$-	$-	$-
CBT Segment	-	-	4,616,679
	$-	$-	$4,616,679

Total assets by segment as at December 31, 2017 and 2016 are as follows:

	2017	2016
Total assets
TIT Segment	$8,259,907	$9,995,520
CBT Segment	29,234,613	23,701,298
Corporate and others	144,910	590,181
	$37,639,430	$34,286,999